Note 1 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended		12 Months Ended
	Mar. 26, 2018 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 24, 2017 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 25, 2017 USD ($) $ / shares shares	Mar. 28, 2015 USD ($)
Number of Major Customers				2
Unbilled Receivables, Not Billable, Amount Expected to be Collected in Remainder of Fiscal Year						$ 6,500,000
Revenue Recognition, Milestone Method, Revenue Recognized				$ 0	$ 478,000
Research and Development Expense, Total		$ 375,000	$ 452,000	1,794,000	$ 2,254,000
Asset Impairment Charges, Total				$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		50,000		856,000	148,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.27		$ 0.34	$ 0.97
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers				1	3
Concentration Risk, Percentage				79.00%	67.00%
Equity Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				400,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares				36
Equity Incentive Plan 2005 [Member] | Employee Stock Option [Member] | Vesting on the First Anniversary of the Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Equity Incentive Plan 2005 [Member] | Employee Stock Option [Member] | Vesting Monthly On Each of the 36 Months Following the First Anniversary of the Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				2.083%
PFG Warrants [Member]
Class of Warrant or Right, Cash Put Provision Eliminated	$ 217,000
Stock Issued During Period, Shares, Revaluation of Warrants | shares	150,000
Stock Issued During Period, Value, Revaluation of Warrants	$ 50,000
Minimum [Member]
Warranty Term				1 year
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life				3 years
Maximum [Member]
Warranty Term				3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life				10 years